Group Statement of Changes in Equity - GBP (£) £ in Millions	Total	Presented In C I E	Share Capital	Share Premium, Capital Redemption and Merger Reserves	Other Reserves	Other Reserves Presented In C I E	Retained Earnings	Total Attributable to Owners of Parent	Total Attributable to Owners of Parent Presented In C I E	Non- Controlling Interests
Beginning balance at Dec. 31, 2016	£ 8,406		£ 507	£ 3,931	£ 413		£ 3,331	£ 8,182		£ 224
Total comprehensive income for the year, net of tax	34,528				(3,805)		38,166	34,361		167
Profit for the year	37,656						37,485	37,485		171
Other comprehensive (expense)/income for the year	(3,128)				(3,805)		681	(3,124)		(4)
Other changes in equity
Cash flow hedges reclassified and reported in total assets					(16)
Employee share options
– value of employee services	105						105	105
– proceeds from shares issued	5			5				5
Dividends and other appropriations
– ordinary shares	(4,465)						(4,465)	(4,465)
– to non-controlling interests	(169)									(169)
Purchase of own shares
– held in employee share ownership trusts	(205)						(205)	(205)
Shares issued- RAI acquisition	22,773		107	22,666				22,773
Other movements	3						3	3
Ending balance (Accounting policy change (IFRS 9)) at Dec. 31, 2017	(38)				(9)		(29)	(38)
Ending balance (Revised for IFRS 9) at Dec. 31, 2017	60,943		614	26,602	(3,401)		36,906	60,721		222
Ending balance at Dec. 31, 2017	60,981		614	26,602	(3,392)		36,935	60,759		222
Total comprehensive income for the year, net of tax	9,424				3,090		6,149	9,239		185
Profit for the year	6,210						6,032	6,032		178
Other comprehensive (expense)/income for the year	3,214				3,090		117	3,207		7
Other changes in equity
Cash flow hedges reclassified and reported in total assets		£ (22)			(22)	£ (22)			£ (22)
Employee share options
– value of employee services	121						121	121
– proceeds from shares issued	4			4				4
Dividends and other appropriations
– ordinary shares	(4,463)						(4,463)	(4,463)
– to non-controlling interests	(163)									(163)
Purchase of own shares
– held in employee share ownership trusts	(139)						(139)	(139)
Non-controlling interests – acquisitions	(11)						(11)	(11)
Other movements	(6)						(6)	(6)
Ending balance at Dec. 31, 2018	65,688		614	26,606	(333)		38,557	65,444		244
Total comprehensive income for the year, net of tax	2,126				(3,190)		5,190	2,000		126
Profit for the year	5,849						5,704	5,704		145
Other comprehensive (expense)/income for the year	(3,723)				(3,190)		(514)	(3,704)		(19)
Other changes in equity
Cash flow hedges reclassified and reported in total assets		£ (32)			(32)	£ (32)			£ (32)
Employee share options
– value of employee services	115						115	115
– proceeds from shares issued	3			3				3
Dividends and other appropriations
– ordinary shares	(3,476)						(3,476)	(3,476)
– to non-controlling interests	(148)									(148)
Purchase of own shares
– held in employee share ownership trusts	(117)						(117)	(117)
Other movements non-controlling interests	36									36
Other movements	(35)						(35)	(35)
Ending balance at Dec. 31, 2019	£ 64,160		£ 614	£ 26,609	£ (3,555)		£ 40,234	£ 63,902		£ 258